Operating segments	12 Months Ended
Dec. 31, 2021
Operating segments
Operating segments

4Operating segments

The Group operates as a single operating segment and one reporting segment, being the development and commercialization of eVTOL technology. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Chief Operating Decision Maker, being the Board of Directors, reviews all financial information as a single segment.